Document and Entity Information	Aug. 16, 2024
Cover [Abstract]
Entity Registrant Name	BIOMARIN PHARMACEUTICAL INC
Entity Address, State or Province	CA
Amendment Flag	false
Entity Central Index Key	0001048477
Document Type	8-K
Document Period End Date	Aug. 16, 2024
Entity Incorporation State Country Code	DE
Entity File Number	000-26727
Entity Tax Identification Number	68-0397820
Entity Address, Address Line One	770 LINDARO STREET
Entity Address, City or Town	SAN RAFAEL
Entity Address, Postal Zip Code	94901
City Area Code	(415)
Local Phone Number	506-6700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	BMRN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false